Right of Use Assets - Reconciliation of Changes of the Right of Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	$ 126	$ 95
Additions	5	40
Depreciation	(12)	(11)
Change in foreign exchange rates	(2)	2
Right-of-use assets, ending balance	117	126
Land
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	102	68
Additions	2	36
Depreciation	(5)	(4)
Change in foreign exchange rates	(2)	2
Right-of-use assets, ending balance	97	102
Buildings
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	15	20
Additions	2	0
Depreciation	(5)	(5)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	12	15
Vehicles
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	2	1
Additions	1	1
Depreciation	0	0
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	3	2
Equipment
Right-Of-Use Assets [Roll Forward]
Right-of-use assets, beginning balance	7	6
Additions	0	3
Depreciation	(2)	(2)
Change in foreign exchange rates	0	0
Right-of-use assets, ending balance	$ 5	$ 7